Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-53497
Entity Registrant Name	VIVOS INC.
Entity Central Index Key	0001449349
Entity Tax Identification Number	80-0138937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1030 N Center Parkway
Entity Address, City or Town	Kennewick
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99352
City Area Code	(509)
Local Phone Number	736-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false